Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies: Liquidity Disclosure (Policies)	12 Months Ended
Aug. 31, 2015
Policies
Liquidity Disclosure

Note 3 – Going Concern

The Company's financial statements are prepared using the generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. However, the Company has accumulated a deficit of $8,662,500 as of August 31, 2015, has had no revenues, which raises substantial doubt as to the Company’s ability to continue as a going concern.

In view of these matters, recoverability of a major portion of the recorded asset amounts shown in the accompanying balance sheets is dependent upon continued operations of the Company, which in turn is dependent upon the Company’s ability to raise additional capital, obtain financing and to succeed in its future operations. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. Management plans to raise additional capital through the sale of stock to pursue business development activities.